INCOME TAXES - Provision (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Canada	CAD 116	CAD 44	CAD 103
Foreign	40	92	42
Total	156	136	145
Deferred
Canada	101	33	309
Foreign	95	(135)	377
Total	196	(102)	686
Total Income Tax Expense/(Recovery)	CAD 352	CAD 34	CAD 831